Revenue (Details) - Schedule of contract balances - CNY (¥) ¥ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Contract Balances Abstract
Accounts receivable, net of allowance	¥ 18,084	¥ 41,723
Contract liabilities - Current	516,731	425,954
Non-current contract liabilities	2,203	1,421
Refund liabilities	¥ 20,517	¥ 32,362